Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

(6)                     Derivative Instruments and Hedging Activities

The Company uses foreign currency forward contracts to manage its exposure to foreign currency risks arising from sales denominated in foreign currency and uses interest-rate-related derivative instruments to manage its exposure related to changes in interest rates on its variable-rate debt instruments. The Company does not speculate using derivative instruments.

Foreign Currency

The Company’s principal operating subsidiaries, Baoding Tianwei Yingli New Energy Resources Co., Ltd. (“Tianwei Yingli”) and Yingli Energy (China) Co., Ltd. (“Yingli China”) are located in the PRC with the Renminbi being its functional currency. However, the majority of these two entity’s sales are in currencies other than Renminbi, primarily the EURO and US$. Any depreciation of the EURO or US$ against the Renminbi will generally result in foreign exchange losses and adversely affect the Company’s results of operations. With an aim to reduce its risk exposure, the Company, on a selected basis, enters into forward contracts with financial institutions to forward sell EURO or USS$ when it entered into certain sales contracts denominated in EURO or US$ through its PRC operating subsidiaries. Some of these foreign currency forward contracts are qualified as foreign currency cash flow hedges at inception, and thus the change in the fair value of these hedge contracts were initially recognized in accumulated other comprehensive income and reclassified into the consolidated statements of operations in the period that the sale of the related hedged item is recognized or when hedge accounting is discontinued if the foreign currency forward contracts are no longer effective in offsetting cash flows attributable to the hedged risk. During the year ended December 31, 2010, the Company entered into foreign currency forward contracts with a notional amount of EURO 159,580, against its EURO denominated sales. During the year ended December 31, 2011, the Company entered into foreign currency forward contracts with a notional amount of EURO 76,680 and US$ 48,000 against its EURO and US$ denominated sales, respectively.  As of December 31, 2010 and 2011, the Company had outstanding foreign currency forward contracts with notional amounts of EURO 50,040 and US$ 48,000, respectively.

Interest

The Company’s exposure to the risk of changes in market interest rates primarily relates to its bank borrowings. To finance its business operation and expansion, the Company’s PRC operating subsidiaries will obtain short-term and long-term bank borrowings. Some of bank borrowings carry variable interest rates. Interest expenses on these banking borrowings may increase as a result of change in market interest rates. With an aim to reduce its interest rate exposure, the Company entered into one long-term interest rate swap contract, with notional amount of US$70,000, in 2009. As of December 31, 2010 and 2011, the Company had outstanding interest rate swap contracts with notional amounts of US$ 54,000 and US$ 45,000, respectively.

Balance Sheet Classification

The following summarizes the fair values and location in the consolidated balance sheet of all derivatives held by the Company as of December 31, 2010 and 2011:

		Fair Value
	Balance Sheet Classification	2010	2011
		RMB	RMB	US$
Assets:
Foreign currency contract	Prepaid expenses and other current assets	3,834	490	78
Total derivatives designated as hedges		3,834	490	78

Liability:
Interests rate swap	Other liabilities	30,663	23,370	3,713
Total derivatives not designated as hedges		30,663	23,370	3,713

Cash Flow Hedge Loss or Gain Recognition

The following summarizes the loss (gain), recognized in the consolidated statement of operations, of derivatives designated and qualifying as cash flow hedges for the years ended December 31, 2009, 2010 and 2011:

Derivatives in Cash Flow Hedging Relationships	Amount of Loss (Gain) Recognized in Other Comprehensive Income		Location of Loss (Gain) Reclassified from Other Comprehensive Income into Income/Loss	Amount of Loss (Gain) Reclassified from Other Comprehensive Income into Income/Loss		Amount of Loss Recognized in Loss on Derivative (ineffective portion)
	RMB	US$		RMB	US$	RMB	US$
2009
Foreign currency contracts	12,640	—	Foreign currency exchange losses	12,640	—	33,003	—

2010
Foreign currency contracts	54,679	—	Foreign currency exchange losses	54,601	—	—	—

2011
Foreign currency contracts	(18,441)	(2,930)	Foreign currency exchange losses	(17,872)	(2,840)	—	—

Other Derivatives Gains (Losses) Recognition

The following summarizes the losses and the location in the consolidated statements of operations of derivatives not designated as hedging instruments for the years ended December 31, 2009, 2010 and 2011:

	Location of Loss Recognized in Income on Derivative	Amount of Loss Recognized in Income on Derivative
		2009	2010	2011
		RMB	RMB	RMB	US$
Derivatives Not Designated as Hedging Instruments

Foreign currency contracts	Foreign currency exchange losses	(1,420)	—	—	—
Interest rate swap	Interest expense	(22,986)	(22,945)	(8,481)	(1,347)
Total		(24,406)	(22,945)	(8,481)	(1,347)